Fees Summary	Oct. 21, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,796,000
Previously Paid Amount	0.00
Total Fee Amount	734.27
Total Offset Amount	0.00
Net Fee	734.27
Narrative - Max Aggregate Offering Price	$ 4,796,000
Final Prospectus	true